Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022 MXN ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,274,532,607
Translation effect	323,024	$ 1,765,350
Ending balance	1,451,531,756	1,313,928,935	$ 1,274,532,607
Property, Plant and Equipment				$ 29,669,961	$ 1,454,196
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,811,116,522	3,380,637,120	3,380,637,120
Acquisitions	232,194,967	100,391,551	180,344,668
Reclassifications	(80,750)	335,803	905,862
Impairment presentation			378,759,158
Capitalization	0	0	0
Translation effect	(1,816,197)
Disposals	6,544,520	301,400	129,530,286
Ending balance	4,034,870,022	3,481,063,074	3,811,116,522
Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,536,583,915)	(2,104,507,599)	(2,104,507,599)
Depreciation and amortization	(106,232,390)	(100,620,021)	(133,431,365)
Reclassifications	80,750	(335,803)	(905,862)
Impairment presentation			(378,759,158)
(Impairment)	(48,794,953)	(50,948,816)	(157,861,308)
Reversal of impairment	105,668,799	89,191,280	156,650,713
Translation effect	1,493,173
Disposals	(1,030,270)	(86,820)	(82,230,664)
Ending balance	(2,583,338,266)	(2,167,134,139)	(2,536,583,915)
Plants
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	268,996,454
Ending balance	326,861,367	280,835,579	268,996,454
Plants | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	951,486,189	811,705,022	811,705,022
Acquisitions	29,011,070	7,963,546	16,202,848
Reclassifications	1,325,400	3,154,806	3,218,834
Impairment presentation			113,522,135
Capitalization	16,103,330	1,520,740	8,292,881
Translation effect	(1,154,917)
Disposals	1,513,220	118,695	1,455,531
Ending balance	995,257,852	824,225,419	951,486,189
Plants | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(682,489,735)	(520,582,198)	(520,582,198)
Depreciation and amortization	(28,447,920)	(26,230,863)	(39,126,110)
Reclassifications	(28,640)	(292,377)	(4,541,518)
Impairment presentation			(113,522,135)
(Impairment)	(25,633,448)	(13,949,961)	(43,670,755)
Reversal of impairment	67,221,448	17,595,386	38,499,016
Translation effect	802,590
Disposals	(179,220)	(70,173)	(453,965)
Ending balance	$ (668,396,485)	(543,389,840)	(682,489,735)
Plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	20 years
Plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%
Estimated useful lives	35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,267,028
Ending balance	$ 6,633,338	7,276,739	7,267,028
Depreciation rates	5.00%
Estimated useful lives	20 years
Drilling equipment | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 13,548,596	13,492,631	13,492,631
Acquisitions	365,480	0	57,182
Reclassifications	0	0	0
Impairment presentation			(1,217)
Capitalization	0	0	0
Translation effect	0
Disposals	893,530	0	0
Ending balance	13,020,546	13,492,631	13,548,596
Drilling equipment | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,281,568)	(5,902,442)	(5,902,442)
Depreciation and amortization	(331,820)	(313,450)	(395,756)
Reclassifications	0	0	15,413
Impairment presentation			1,217
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Translation effect	226,180
Disposals	0	0	0
Ending balance	(6,387,208)	(6,215,892)	(6,281,568)
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	259,038,544
Ending balance	264,029,309	264,454,226	259,038,544
Pipelines | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	495,475,879	481,791,665	481,791,665
Acquisitions	2,153,240	2,255,478	4,008,698
Reclassifications	0	(7,699)	(507,065)
Impairment presentation			24,292,290
Capitalization	7,900,270	2,256,417	3,923,149
Translation effect	(23,310)
Disposals	252,940	115	18,032,858
Ending balance	505,253,139	486,295,746	495,475,879
Pipelines | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(236,437,335)	(200,976,329)	(200,976,329)
Depreciation and amortization	(11,578,310)	(10,943,480)	(16,731,217)
Reclassifications	0	(47,505)	(90,202)
Impairment presentation			(24,292,290)
(Impairment)	(1,321,170)	(11,353,737)	(25,193,511)
Reversal of impairment	7,814,245	1,550,200	23,545,676
Translation effect	31,730
Disposals	(267,010)	(70,669)	(7,300,538)
Ending balance	$ (241,223,830)	(221,841,520)	(236,437,335)
Pipelines | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	2.00%
Estimated useful lives	15 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%
Estimated useful lives	45 years
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 305,091,542
Ending balance	329,188,490	345,566,806	305,091,542
Wells | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,487,962,570	1,387,228,249	1,387,228,249
Acquisitions	22,648,940	18,125,341	31,584,832
Reclassifications	0	105,873	64,049
Impairment presentation			121,070,386
Capitalization	48,128,330	28,673,456	43,076,120
Translation effect	0
Disposals	0	0	95,061,066
Ending balance	1,558,739,840	1,434,132,919	1,487,962,570
Wells | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,182,871,028)	(1,081,366,803)	(1,081,366,803)
Depreciation and amortization	(49,906,090)	(49,210,710)	(56,070,192)
Reclassifications	0	0	(89,082)
Impairment presentation			(121,070,386)
(Impairment)	(12,148,001)	(24,319,176)	(62,151,433)
Reversal of impairment	15,302,089	66,330,576	72,569,176
Translation effect	71,680
Disposals	0	0	(65,307,692)
Ending balance	(1,229,551,350)	(1,088,566,113)	(1,182,871,028)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,855,535
Ending balance	26,450,525	19,340,998	24,855,535
Buildings | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	70,711,580	60,311,739	60,311,739
Acquisitions	2,129,720	11,312	287,710
Reclassifications	0	65	115
Impairment presentation			9,817,972
Capitalization	930,740	287,955	294,044
Translation effect	(106,400)
Disposals	60,140	0	0
Ending balance	73,605,500	60,611,071	70,711,580
Buildings | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(45,856,045)	(39,893,540)	(39,893,540)
Depreciation and amortization	(1,430,920)	(1,368,441)	(1,846,486)
Reclassifications	0	(25,026)	5,701,953
Impairment presentation			(9,817,972)
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Translation effect	75,730
Disposals	(56,260)	(16,934)	0
Ending balance	$ (47,154,975)	(41,270,073)	(45,856,045)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	33 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	7.00%
Estimated useful lives	35 years
Offshore platforms
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 151,810,657
Ending balance	$ 147,798,164	144,600,627	151,810,657
Depreciation rates	4.00%
Estimated useful lives	25 years
Offshore platforms | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 415,885,213	354,353,029	354,353,029
Acquisitions	1,180,740	2,606,668	4,630,358
Reclassifications	(1,039,690)	(2,931,778)	(2,931,778)
Impairment presentation			67,305,005
Capitalization	2,376,410	2,148,170	4,659,693
Translation effect	0
Disposals	130	0	12,131,094
Ending balance	418,402,543	356,176,089	415,885,213
Offshore platforms | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(264,074,556)	(204,238,464)	(204,238,464)
Depreciation and amortization	(11,827,740)	(10,650,961)	(16,627,864)
Reclassifications	28,200	49,841	51,568
Impairment presentation			(67,305,005)
(Impairment)	8,187,040	0	(5,503,546)
Reversal of impairment	13,456,757	3,264,122	20,727,844
Translation effect	0
Disposals	0	0	(8,820,911)
Ending balance	(270,604,379)	(211,575,462)	(264,074,556)
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,615,348
Ending balance	8,532,368	4,896,932	4,615,348
Furniture and equipment | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,310,555	48,829,010	48,829,010
Acquisitions	5,447,380	802,055	974,167
Reclassifications	(202,330)	2,082	2,049
Impairment presentation			(328,799)
Capitalization	702,690	129,397	152,540
Translation effect	(56,280)
Disposals	351,550	86,428	318,412
Ending balance	54,850,465	49,676,116	49,310,555
Furniture and equipment | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(44,695,207)	(43,336,870)	(43,336,870)
Depreciation and amortization	(2,134,580)	(1,493,639)	(2,008,187)
Reclassifications	77,150	1,296	59,141
Impairment presentation			328,799
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Translation effect	278,300
Disposals	(156,240)	(50,029)	(261,910)
Ending balance	$ (46,318,097)	(44,779,184)	(44,695,207)
Furniture and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	3.00%
Estimated useful lives	3 years
Furniture and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%
Estimated useful lives	10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 13,474,475
Ending balance	11,797,068	8,704,950	13,474,475
Transportation equipment | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,534,437	16,829,532	16,829,532
Acquisitions	2,877,230	119,759	326,998
Reclassifications	(4,721,920)	73,211	130,971
Impairment presentation			6,303,440
Capitalization	1,116,720	0	5,235,745
Translation effect	(60,590)
Disposals	696,380	24,619	292,249
Ending balance	27,049,497	16,997,883	28,534,437
Transportation equipment | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,059,962)	(8,210,953)	(8,210,953)
Depreciation and amortization	(575,010)	(408,477)	(625,553)
Reclassifications	4,040	(22,032)	103,085
Impairment presentation			(6,303,440)
(Impairment)	0	0	(108,749)
Reversal of impairment	0	328,176	0
Translation effect	6,963
Disposals	(371,540)	(20,353)	(85,648)
Ending balance	$ (15,252,429)	(8,292,933)	(15,059,962)
Transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%
Estimated useful lives	5 years
Transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%
Estimated useful lives	25 years
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 194,617,031
Ending balance	285,438,634	193,977,096	194,617,031
Construction in progress | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	253,435,510	161,870,424	161,870,424
Acquisitions	166,324,927	68,499,434	122,214,783
Reclassifications	4,557,790	(103,587)	127,142
Impairment presentation			36,777,946
Capitalization	(77,672,310)	(35,016,135)	(65,840,388)
Translation effect	(381,840)
Disposals	2,375,930	71,339	1,714,397
Ending balance	343,888,147	195,178,797	253,435,510
Construction in progress | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(58,818,479)	0	0
Depreciation and amortization	0	0	0
Reclassifications	0	0	(2,116,220)
Impairment presentation			(36,777,946)
(Impairment)	(1,505,294)	1,324,521	(21,233,314)
Reversal of impairment	1,874,260	122,820	1,309,001
Translation effect	0
Disposals	0	0	0
Ending balance	(58,449,513)	(1,201,701)	(58,818,479)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,765,993
Ending balance	44,802,493	44,274,982	44,765,993
Land | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,765,993	44,225,819	44,225,819
Acquisitions	56,240	7,958	57,092
Reclassifications	0	41,205	276,866
Impairment presentation			0
Capitalization	413,820	0	206,216
Translation effect	(32,860)
Disposals	400,700	0	0
Ending balance	44,802,493	44,274,982	44,765,993
Land | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
Impairment presentation			0
(Impairment)	0	0	0
Reversal of impairment	0	0	0
Translation effect	0
Disposals	0	0	0
Ending balance	0	0	0
Unproductive fixed assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	0	0
Unproductive fixed assets | Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Acquisitions	0	0	0
Reclassifications	0	1,625	524,679
Impairment presentation			0
Capitalization	0	0	0
Translation effect	0
Disposals	0	204	524,679
Ending balance	0	1,421	0
Unproductive fixed assets | Amortization accumulated
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation and amortization	0	0	0
Reclassifications	0	0	0
Impairment presentation			0
(Impairment)	0	(1,421)	0
Reversal of impairment	0	0	0
Translation effect	0
Disposals	0	0	0
Ending balance	$ 0	$ (1,421)	$ 0